Common Stock Warrants - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Jul. 28, 2011	Nov. 30, 2010	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010		Oct. 11, 2012
Class of Warrant or Right [Line Items]
Average closing bid price, percentage	120.00%	120.00%
Warrant exercisable period	20 days	5 years
Warrants exercisable price	14.78
Issuance of additional warrants			0											118,327
Exercise price per share of warrants														$ 5.59	$ 5.71
Unrealized gain on warrant derivative			$ 3,785,000	$ 249,000	$ (1,641,000)	$ 432,000	$ 4,256,000	$ 7,060,000	$ (2,516,000)	$ (1,209,000)	$ 4,544,000	$ (960,000)	$ 8,800,000	$ (600,000)	$ 9,786,000	[1]	$ 344,000	[1]
Minimum percentage of voting power of outstanding common stock, condition for fundamental change														50.00%
Debt instrument interest rate stated percentage																			11.00%
Warrants exercisable anniversary period			3 years											3 years
Tranche B [Member]
Class of Warrant or Right [Line Items]
Warrant exercisable period		5 years
Warrants exercisable price	20.00
Number of trading days		20 days
Tranche A [Member]
Class of Warrant or Right [Line Items]
Warrants exercisable price	15.00																		10.00
Number of trading days		20 days
11% Senior Unsecured Notes [Member]
Class of Warrant or Right [Line Items]
Warrants exercisable issued			700,000											800,000					700,000
Debt instrument interest rate stated percentage			11.00%											11.00%
Class of Warrant One [Member]
Class of Warrant or Right [Line Items]
Warrants exercisable issued		1,200,000
Issue Price of warrants		15
Class of Warrant Two [Member]
Class of Warrant or Right [Line Items]
Warrants exercisable issued		400,000
Issue Price of warrants		15
Average closing bid price, percentage		120.00%
Class of Warrant Three [Member]
Class of Warrant or Right [Line Items]
Warrants exercisable issued		4,400,000																	700,000
Issue Price of warrants		15
Average closing bid price, percentage		120.00%
Term Loan [Member]
Class of Warrant or Right [Line Items]
Term Loan facility closed		$ 60,000,000
Senior Convertible Notes [Member]
Class of Warrant or Right [Line Items]
Exercise price per share of warrants														$ 13.75

[1]	Represents change in fair value of the Warrants for the period. Such Warrants were previously erroneously classified as equity and were, therefore, not marked to market at the end of each reporting period.